The Glenmede Fund, Inc.
4 Copley Place, 5th Floor
Boston, MA 02116
June 3, 2011
VIA EDGAR
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Glenmede Fund”) Registration Nos. 33-22884/811-05577
Ladies and Gentlemen:
Pursuant to Rule 497(e) of the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information using the extensible Business Reporting Language ("XBRL"). The interactive data files included as exhibits to this filing relate to the May 20, 2011 supplement to the Glenmede Fund’s Secured Options Portfolio prospectus, dated February 28, 2011 (accession no. 0000950123-11-052349), which is incorporated by reference into this Rule 497 document.
Please do not hesitate to contact the undersigned at (617) 662-3967 if you have any questions.
Sincerely,

/s/ Mark E. Tuttle Mark E. Tuttle
Assistant Secretary